Consolidated Statement of Comprehensive Income and Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit	€ 90,861	€ 135,661	€ 65,279
Items that will be subsequently reclassified to the statement of profit and loss:
Foreign currency exchange differences arising from the translation of foreign operations	32,448	(15,887)	10,098
Net (loss)/gain from cash flow hedges	(13,255)	(7,553)	21,744
Net gain/(loss) from financial instruments measured at fair value	216	635	(1,482)
Items that will not be subsequently reclassified to the statement of profit and loss:
Net actuarial gain from defined benefit plans	408	1,025	1,092
Total other comprehensive income/(loss), net of tax:	19,817	(21,780)	31,452
Total comprehensive income	110,678	113,881	96,731
Attributable to:
Shareholders of the Parent Company	95,548	100,583	82,908
Non-controlling interests	€ 15,130	€ 13,298	€ 13,823